FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurements [Abstract]
Disclosure of fair value measurement of assets

Fair Value Measurements
At December 31, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$112	$—	$—	$112
Derivatives	—	59	—	59
Receivables from provisional copper and gold sales	—	188	—	188
	$112	$247	$—	$359

Fair Value Measurements
At December 31, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$414	$—	$—	$414
Derivatives	—	53	—	53
Receivables from provisional copper and gold sales	—	242	—	242
	$414	$295	$—	$709
[1]   Includes equity investments in other mining companies.

At December 31, 2022	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Property, plant and equipment[1]	—	—	648	648
Goodwill[2]	—	—	484	484
[1] Property, plant and equipment were written down by $574 million, which was included in earnings in this period.
[2] Goodwill was written down at Loulo-Gounkoto by $1,188 million, which was included in earnings in this period.
Disclosure of fair value measurement of financial assets and liabilities

	At December 31, 2022		At December 31, 2021
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1,5]	$1,358	$1,358	$382	$382
Other investments[2]	112	112	414	414
Derivative assets[3]	59	59	53	53
	$1,529	$1,529	$849	$849
Financial liabilities
Debt[4]	$4,782	$4,922	$5,150	$6,928
Other liabilities[5]	1,562	1,562	473	473
	$6,344	$6,484	$5,623	$7,401
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily consists of contingent consideration received as part of the sale of Massawa and Lagunas Norte.
[4]Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.
5Other assets include a restricted cash balance and other liabilities include a liability to Antofagasta plc. The restricted cash will fund Antofagasta plc’s exit from the Reko Diq project, following its reconstitution as described in note 4.